Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Income (loss) from continuing operations	$ 59,196	$ 66,541	$ (43,632)
Items not involving current cash flows	62,415	25,971	141,903
Changes in non-cash working capital balances	(8,285)	(1,304)	12,366
Cash provided by operating activities	113,326	91,208	110,637
INVESTING ACTIVITIES
Real estate and fixed asset additions	(50,341)	(9,794)	(8,021)
Proceeds on disposal of real estate and fixed assets, net	133		692
Decrease (increase) in other assets	156	(2,618)	(824)
Loan repayments from MEC		60,794	10,632
Loan advances to MEC, net		(13,804)	(54,072)
Acquisition of MEC Transferred Assets, net of cash		(50,520)
Cash used in investing activities	(50,052)	(15,942)	(51,593)
FINANCING ACTIVITIES
Proceeds from bank indebtedness	37,618	77,077
Repayment of bank indebtedness	(49,936)	(64,181)
Repayment of long-term debt	(2,238)	(225)	(3,309)
Issuance of shares	7,235
Dividends paid	(37,544)	(23,354)	(28,025)
Cash used in financing activities	(44,865)	(10,683)	(31,334)
Effect of exchange rate changes on cash and cash equivalents	584	(1,033)	5,235
Net cash flows provided by continuing operations	18,993	63,550	32,945
DISCONTINUED OPERATIONS
Cash provided by (used in) operating activities	629	(2,405)	(5,663)
Cash provided by (used in) investing activities	(49,072)	5,048	(45,108)
Cash used in financing activities		(115,949)	(1,885)
Net cash flows used in discontinued operations	(48,443)	(113,306)	(52,656)
Net decrease in cash and cash equivalents during the year	(29,450)	(49,756)	(19,711)
Cash and cash equivalents, beginning of year	85,407	135,163	154,874
Cash and cash equivalents, end of year	55,957	85,407	135,163
Less: cash and cash equivalents of discontinued operations, end of year		(18,675)	(164)
Cash and cash equivalents of continuing operations, end of year	$ 55,957	$ 66,732	$ 134,999